PHOENIX PHOLIOS(SM)

    Supplement dated March 15, 2006 to the Prospectus dated November 30, 2005 as supplemented January 6, 2006, January 11, 2006 and February 17, 2006

IMPORTANT NOTICE TO INVESTORS

Effective February 7, 2006, the funds' investment adviser is implementing an expense cap of total fund operating expenses at 0.00% for Class A Shares and 0.75% for Class C Shares for the Phoenix Wealth Accumulator PHOLIO, Phoenix Wealth Builder PHOLIO, Phoenix Wealth Guardian PHOLIO, Phoenix Wealth Preserver PHOLIO and Phoenix Conservative Income PHOLIO.

The Prospectus is updated as follows:

PHOENIX WEALTH ACCUMULATOR PHOLIO

On page 8, under the heading "Fund Fees and Expenses," the "Annual Fund Operating Expenses" portion of the fee table is replaced and footnotes (e) and
(f) are amended as follows:

   -----------------------------------------------------------------------------
                                                     CLASS A      CLASS C
                                                     SHARES       SHARES
                                                     ------       ------
   ---------------------------------------------------------------------------
   ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT
   ARE DEDUCTED FROM FUND ASSETS)
   ----------------------------------------------- ---------- ----------------
   Management Fees                                   0.10%       0.10%
   ----------------------------------------------- ---------- ----------------
   Distribution and Service (12b-1) Fees(b)(c)        None       0.75%
   ----------------------------------------------- ---------- ----------------
   Other Expenses(d)                                 0.84%       0.84%
                                                     -----       -----
   ----------------------------------------------- ---------- ----------------
   TOTAL ANNUAL FUND OPERATING EXPENSES              0.94%       1.69%
                                                     =====       =====
   ----------------------------------------------- ---------- ----------------
   Expense Reduction(e)                             (0.94)%     (0.94)%
   ----------------------------------------------- ---------- ----------------
   NET ANNUAL FUND OPERATING EXPENSES(f)             0.00%       0.75%
                                                     =====      =====
   ---------------------------------------------------------------------------
  (e) Contractual arrangement with the fund's investment adviser to limit the fund's total operating expenses (excluding interest, taxes and extraordinary expenses) through November 30, 2007, so that such expenses do not exceed 0.00% for Class A Shares and 0.75% for Class C Shares. The adviser will not seek to recapture any reimbursed operating expenses in the future.

  (f) In addition to the Net Annual Fund Operating Expenses that the fund bears directly, the fund's shareholders indirectly bear expenses of the underlying mutual funds in which the fund invests. The fund's indirect expenses from investing in the underlying mutual funds, based on the total annual fund operating expenses, after expense reimbursement and excluding dividends on short sales, are estimated to be 1.50% for Class A Shares and Class C Shares. The fund's indirect expenses from investing in the underlying mutual funds, based on the total annual fund operating expenses, after including dividends on short sales, are estimated to be 1.59% for Class A Shares and Class C Shares. Upon combining the net operating expenses of the fund with the weighted average of the estimated total operating expenses of the underlying mutual funds, after expense reimbursement and excluding dividends on short sales, the total annualized expense ratio is expected to be 1.50% for Class A Shares and 2.25% for Class C Shares. If dividends on short sales were included, the total annualized expense ratio is expected to be 1.59% for Class A Shares and 2.34% for Class C Shares. The combined ratio could be higher or lower depending upon the underlying mutual funds selected by the adviser in the future.

Additionally, the first example table on page 9 is replaced with the following:

      ------------------------------------------------------------------------
      CLASS                     1 YEAR                      3 YEARS
      --------------- --------------------------- ----------------------------
      Class A                    $727                       $1,233
      --------------- --------------------------- ----------------------------
      Class C                    $337                        $922
      ------------------------------------------------------------------------

The second example table on page 9 is replaced with the following:

      ------------------------------------------------------------------------
      CLASS                     1 YEAR                      3 YEARS
      --------------- --------------------------- ----------------------------
      Class C                    $237                        $922
      ------------------------------------------------------------------------


PHOENIX WEALTH BUILDER PHOLIO

On page 17, under the heading "Fund Fees and Expenses," the "Annual Fund Operating Expenses" portion of the fee table is replaced and footnotes (d) and
(e) are amended as follows:

   --------------------------------------------------------------------------
                                                      CLASS A      CLASS C
                                                      SHARES       SHARES
                                                      ------       ------
   ----------------------------------------------- --------------- ----------
   ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT
   ARE DEDUCTED FROM FUND ASSETS)
   ----------------------------------------------- --------------- ----------
   Management Fees                                     0.10%        0.10%
   ----------------------------------------------- --------------- ----------
   Distribution and Service (12b-1) Fees(b)(c)          None        0.75%
   ----------------------------------------------- --------------- ----------
   Other Expenses                                      0.35%        0.35%
                                                       -----        -----
   ----------------------------------------------- --------------- ----------
   TOTAL ANNUAL FUND OPERATING EXPENSES                0.45%        1.20%
                                                       =====        =====
   ----------------------------------------------- --------------- ----------
   Expense Reduction(d)                               (0.45)%      (0.45)%
   ----------------------------------------------- --------------- ----------
   NET ANNUAL FUND OPERATING EXPENSES(e)               0.00%        0.75%
                                                       =====        =====
   --------------------------------------------------------------------------
  (d) Contractual arrangement with the fund's investment adviser to limit the fund's total operating expenses (excluding interest, taxes and extraordinary expenses) through November 30, 2007, so that such expenses do not exceed 0.00% for Class A Shares and 0.75% for Class C Shares. The adviser will not seek to recapture any reimbursed operating expenses in the future.

  (e) In addition to the Net Annual Fund Operating Expenses that the fund bears directly, the fund's shareholders indirectly bear expenses of the underlying mutual funds in which the fund invests. The fund's indirect expenses from investing in the underlying mutual funds, based on the total annual fund operating expenses, after expense reimbursement and excluding dividends on short sales, were 1.42% for Class A Shares and Class C Shares. The fund's indirect expenses from investing in the underlying mutual funds, based on the total annual fund operating expenses, after including dividends on short sales, were 1.51% for Class A Shares and Class C Shares. Upon combining the net operating expenses of the fund with the weighted average of the estimated total operating expenses of the underlying mutual funds, after expense reimbursement and excluding dividends on short sales, the total annualized expense ratio is expected to be 1.42% for Class A Shares and 2.17% for Class C Shares. If dividends on short sales were included, the total annualized expense ratio is expected to be 1.51% for Class A Shares and 2.26% for Class C Shares.
      The combined ratio could be higher or lower depending upon the underlying mutual funds selected by the adviser in the future.

Additionally, the first example table on page 18 is replaced with the following:

   ----------------------------------------------------------------------------
   CLASS                1 YEAR          3 YEARS       5 YEARS       10 YEARS
   -------------- ------------------- ------------- ------------- -------------
   Class A               $720            $1,114        $1,532        $2,695
   -------------- ------------------- ------------- ------------- -------------
   Class C               $329             $799         $1,395        $3,009
   ----------------------------------------------------------------------------

The second example table on page 18 is replaced with the following:

   ----------------------------------------------------------------------------
   CLASS                1 YEAR          3 YEARS       5 YEARS       10 YEARS
   -------------- ------------------- ------------- ------------- -------------
   Class C               $229             $799         $1,395        $3,009
   ----------------------------------------------------------------------------


PHOENIX WEALTH GUARDIAN PHOLIO

On page 25, under the heading "Fund Fees and Expenses," the "Annual Fund Operating Expenses" portion of the fee table is replaced and footnotes (d) and
(e) are amended as follows:

   -----------------------------------------------------------------------------
                                                         CLASS A      CLASS C
                                                         SHARES       SHARES
   -------------------------------------------------- --------------- ----------
   ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT
   ARE DEDUCTED FROM FUND ASSETS)
   -------------------------------------------------- --------------- ----------
   Management Fees                                        0.10%        0.10%
   -------------------------------------------------- --------------- ----------
   Distribution and Service (12b-1) Fees(b)(c)             None        0.75%
   -------------------------------------------------- --------------- ----------
   Other Expenses                                         0.55%        0.55%
                                                          -----        -----
   -------------------------------------------------- --------------- ----------
   TOTAL ANNUAL FUND OPERATING EXPENSES                   0.65%        1.40%
                                                          =====        =====
   -------------------------------------------------- --------------- ----------
   Expense Reduction(d)                                  (0.65)%      (0.65)%
   -------------------------------------------------- --------------- ----------
   NET ANNUAL FUND OPERATING EXPENSES(e)                  0.00%        0.75%
                                                          =====        =====
   -----------------------------------------------------------------------------
   d) Contractual arrangement with the fund's investment adviser to limit the fund's total operating expenses (excluding interest, taxes and extraordinary expenses) through November 30, 2007, so that such expenses do not exceed 0.00% for Class A Shares and 0.75% for Class C Shares. The adviser will not seek to recapture any reimbursed operating expenses in the future.

  (e) In addition to the Net Annual Fund Operating Expenses that the fund bears directly, the fund's shareholders indirectly bear expenses of the underlying mutual funds in which the fund invests. The fund's indirect expenses from investing in the underlying mutual funds, based on the total annual fund operating expenses, after expense reimbursement and excluding dividends on short sales, were 1.34% for Class A Shares and Class C Shares. The fund's indirect expenses from investing in the underlying mutual funds, based on the total annual fund operating expenses, after including dividends on short sales, were 1.42% for Class A Shares and Class C Shares. Upon combining the net operating expenses of the fund with the weighted average of the estimated total operating expenses of the underlying mutual funds, after expense reimbursement and excluding dividends on short sales, the total annualized expense ratio is expected to be 1.34% for Class A Shares and 2.09% for Class C Shares. If dividends on short sales were included, the total annualized expense ratio is expected to be 1.42% for Class A Shares and 2.17% for Class C Shares. The combined ratio could be higher or lower depending upon the underlying mutual funds selected by the adviser in the future.

Additionally, the first example table on page 26 is replaced with the following:

   --------------------------------------------------------------------------
   CLASS              1 YEAR          3 YEARS       5 YEARS       10 YEARS
   ------------ ------------------- ------------- ------------- -------------
   Class A             $711            $1,127        $1,568        $2,788
   ------------ ------------------- ------------- ------------- -------------
   Class C             $320             $813         $1,432        $3,100
   --------------------------------------------------------------------------

The second example table on page 26 is replaced with the following:

   --------------------------------------------------------------------------
   CLASS              1 YEAR          3 YEARS       5 YEARS       10 YEARS
   ------------ ------------------- ------------- ------------- -------------
   Class C             $220             $813         $1,432        $3,100
   --------------------------------------------------------------------------

PHOENIX WEALTH PRESERVER PHOLIO

On page 33, under the heading "Fund Fees and Expenses," the "Annual Fund Operating Expenses" portion of the fee table is replaced and footnotes (e) and
(f) are amended as follows:

   ----------------------------------------------------------------------------
                                                      CLASS A      CLASS C
                                                      SHARES       SHARES
                                                      ------       ------
   ----------------------------------------------- --------------- ------------
   ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT
   ARE DEDUCTED FROM FUND ASSETS)
   ----------------------------------------------- --------------- ------------
   Management Fees                                     0.10%        0.10%
   ----------------------------------------------- --------------- ------------
   Distribution and Service (12b-1) Fees(b)(c)          None        0.75%
   ----------------------------------------------- --------------- ------------
   Other Expenses(d)                                   0.84%        0.84%
                                                       -----        -----
   ----------------------------------------------- --------------- ------------
   TOTAL ANNUAL FUND OPERATING EXPENSES                0.94%        1.69%
                                                       =====        =====
   ----------------------------------------------- --------------- ------------
   Expense Reduction(e)                               (0.94)%      (0.94)%
   ----------------------------------------------- --------------- ------------
   NET ANNUAL FUND OPERATING EXPENSES(f)               0.00%        0.75%
                                                       =====        =====
   ----------------------------------------------------------------------------
  (e) Contractual arrangement with the fund's investment adviser to limit the fund's total operating expenses (excluding interest, taxes and extraordinary expenses) through November 30, 2007, so that such expenses do not exceed 0.00% for Class A Shares and 0.75% for Class C Shares. The adviser will not seek to recapture any reimbursed operating expenses in the future.

  (f) In addition to the Net Annual Fund Operating Expenses that the fund bears directly, the fund's shareholders indirectly bear expenses of the underlying mutual funds in which the fund invests. The fund's indirect expenses from investing in the underlying mutual funds, based on the total annual fund operating expenses, after expense reimbursement and excluding dividends on short sales, are estimated to be 1.24% for Class A Shares and Class C Shares. The fund's indirect expenses from investing in the underlying mutual funds, based on the total annual fund operating expenses, after including dividends on short sales, are estimated to be 1.28% for Class A Shares and Class C Shares. Upon combining the net operating expenses of the fund with the weighted average of the estimated total operating expenses of the underlying mutual funds, after expense reimbursement and excluding dividends on short sales, the total annualized expense ratio is expected to be 1.24% for Class A Shares and 1.99% for Class C Shares. If dividends on short sales were included, the total annualized expense ratio is expected to be 1.28% for Class A Shares and 2.03% for Class C Shares. The combined ratio could be higher or lower depending upon the underlying mutual funds selected by the adviser in the future.

Additionally, the first example table on page 34 is replaced with the following:

      --------------------------------------------------------
      CLASS                   1 YEAR            3 YEARS
      ------------- --------------------- --------------------
      Class A                  $698             $1,144
      ------------- --------------------- --------------------
      Class C                  $306              $830
      --------------------------------------------------------

The second example table on page 34 is replaced with the following:

      --------------------------------------------------------
      CLASS                   1 YEAR            3 YEARS
      ------------- --------------------- --------------------
      Class C                  $206              $830
      --------------------------------------------------------


PHOENIX CONSERVATIVE INCOME PHOLIO

On page 41, under the heading "Fund Fees and Expenses," the "Annual Fund Operating Expenses" portion of the fee table is replaced and footnotes (e) and
(f) are amended as follows:

   --------------------------------------------------------------------------
                                                      CLASS A    CLASS C
                                                      SHARES     SHARES
                                                      ------     ------
   ----------------------------------------------- ------------- ------------
   ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT
   ARE DEDUCTED FROM FUND ASSETS)
   ----------------------------------------------- ------------- ------------
   Management Fees                                     0.10%      0.10%
   ----------------------------------------------- ------------- ------------
   Distribution and Service (12b-1) Fees(b)(c)          None      0.75%
   ----------------------------------------------- ------------- ------------
   Other Expenses(d)                                   0.84%      0.84%
                                                       -----      -----
   ----------------------------------------------- ------------- ------------
   TOTAL ANNUAL FUND OPERATING EXPENSES                0.94%      1.69%
                                                       =====      =====
   ----------------------------------------------- ------------- ------------
   Expense Reduction(e)                               (0.94)%    (0.94)%
   ----------------------------------------------- ------------- ------------
   NET ANNUAL FUND OPERATING EXPENSES(f)               0.00%      0.75%
                                                       =====      =====
   --------------------------------------------------------------------------
  (e) Contractual arrangement with the fund's investment adviser to limit the fund's total operating expenses (excluding interest, taxes and extraordinary expenses) through November 30, 2007, so that such expenses do not exceed 0.00% for Class A Shares and 0.75% for Class C Shares. The adviser will not seek to recapture any reimbursed operating expenses in the future.

  (f) In addition to the Net Annual Fund Operating Expenses that the fund bears directly, the fund's shareholders indirectly bear expenses of the underlying mutual funds in which the fund invests. The fund's indirect expenses from investing in the underlying mutual funds, based on the total annual fund operating expenses, after expense reimbursement and excluding dividends on short sales, are estimated to be 1.16% for Class A Shares and Class C Shares. The fund's indirect expenses from investing in the underlying mutual funds, based on the total annual fund operating expenses, after including dividends on short sales, are estimated to be 1.20% for Class A Shares and Class C Shares. Upon combining the net operating expenses of the fund with the weighted average of the estimated total operating expenses of the underlying mutual funds, after expense reimbursement and excluding dividends on short sales, the total annualized expense ratio is expected to be 1.16% for Class A Shares and 1.91% for Class C Shares. If dividends on short sales were included, the total annualized expense ratio is expected to be 1.20% for Class A Shares and 1.95% for Class C Shares. The combined ratio could be higher or lower depending upon the underlying mutual funds selected by the adviser in the future.

Additionally, the first example table on page 42 is replaced with the following:

  ---------------------------------------------------
  CLASS                1 YEAR           3 YEARS
  --------------- ----------------- -----------------
  Class A               $690            $1,121
  --------------- ----------------- -----------------
  Class C               $298             $806
  ---------------------------------------------------

The second example table on page 42 is replaced with the following:

  ---------------------------------------------------
  CLASS                1 YEAR           3 YEARS
  --------------- ----------------- -----------------
  Class C               $198             $806
  ---------------------------------------------------


   INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

PXP 1794/ExpCaps (03/06)